FINANCIAL INSTRUMENTS - Schedule of Reconciliation of Recurring Fair Value Categorized as Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Assets
Assets, at beginning of period	$ 2,726,866
Assets, at end of period	3,166,845	$ 2,726,866
Financial liabilities
Liabilities, at beginning of period	931,185
Liabilities, at end of period	1,133,496	931,185
Payments for equity instruments	1,075	1,748	$ 5,148
Level 3 | Contingent consideration
Financial liabilities
Liabilities, at beginning of period	67,539	54,667
Fair value remeasurement	(5,736)	(4,227)
Acquisition of business	134,043	31,385
Payments	(29,481)	(24,086)
Interests	4,005	3,641
Reclassifications	(8,503)	5,736
Foreign exchange difference	(1,877)	1,153
Translation	(1,448)	823
Other		(1,553)
Liabilities, at end of period	158,542	67,539	54,667
Level 3 | Convertible notes
Financial Assets
Assets, at beginning of period	9,110	6,684
Acquisition of investment	2,533	2,367
Interests	29	59
Write-off	(1,114)
Assets, at end of period	$ 10,558	$ 9,110	$ 6,684